                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               ----------

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Life Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: President and Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                  Fairfield, Ohio   August 8, 2008
-------------------------------------   ---------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                1

Form 13F Information Table Entry Total          19

Form 13F Information Table Value Total     253,857
                                        (thousands)

List of Other Included Managers

No.    File No.                 Name
---   ---------   --------------------------------
01    028-10798   Cincinnati Financial Corporation

                              COLUMN 2                      COLUMN 5
                              TITLE OF  COLUMN 3  COLUMN 4  SHARES/  SH/    COLUMN 6    COLUMN 7 COLUMN 8
ISSUER                         CLASS     CUSIP   FMV (000) PRINCIPAL PRN INVESTMENT DIS OTH MGRS   SOLE     SHARED  NONE
------                       --------- --------- --------- --------- --- -------------- -------- -------- --------- ----
ALLIANCEBERNSTEIN            COMMON    01881G106   101,869 1,863,000  SH  SHARED-OTHER     01       --    1,863,000  --
DUKE ENERGY CORP             COMMON    26441C105    14,573   838,500  SH  SHARED-OTHER     01       --      838,500  --
FIFTH THIRD BANCORP          COMMON    316773100    10,548 1,036,125  SH  SHARED-OTHER     01       --    1,036,125  --
FORTUNE BRANDS INC           COMMON    349631101     6,241   100,000  SH  SHARED-OTHER     01       --      100,000  --
GENERAL ELECTRIC CO          COMMON    369604103     2,669   100,000  SH  SHARED-OTHER     01       --      100,000  --
GLIMCHER REALTY TRUST        COMMON    379302102    10,062   900,000  SH  SHARED-OTHER     01       --      900,000  --
JOHNSON & JOHNSON            COMMON    478160104     8,043   125,000  SH  SHARED-OTHER     01       --      125,000  --
LINCOLN NATIONAL CORP        COMMON    534187109     6,798   150,000  SH  SHARED-OTHER     01       --      150,000  --
PARTNERRE LTD                COMMON    G6852T105     3,306    47,828  SH  SHARED-OTHER     01       --       47,828  --
PFIZER INC                   COMMON    717081103     5,302   303,500  SH  SHARED-OTHER     01       --      303,500  --
PIEDMONT NATURAL GAS         COMMON    720186105       534    20,400  SH  SHARED-OTHER     01       --       20,400  --
PNC FINANCIAL SERVICES GROUP COMMON    693475105    13,938   244,100  SH  SHARED-OTHER     01       --      244,100  --
PROCTER & GAMBLE CORPORATION COMMON    742718109     6,385   105,000  SH  SHARED-OTHER     01       --      105,000  --
PRUDENTIAL PLC               PREFERRED G7293H189     1,850   100,000  SH  SHARED-OTHER     01       --           --  --
SPECTRA ENERGY CORP          COMMON    847560109    12,049   419,250  SH  SHARED-OTHER     01       --      419,250  --
SYSCO CORP                   COMMON    871829107       688    25,000  SH  SHARED-OTHER     01       --       25,000  --
U S BANCORP                  COMMON    902973304     6,973   250,000  SH  SHARED-OTHER     01       --      250,000  --
WELLS FARGO & CO             COMMON    949746101    18,050   760,000  SH  SHARED-OTHER     01       --      760,000  --
WYETH                        COMMON    983024100    23,980   500,000  SH  SHARED-OTHER     01       --      500,000  --
                                                   253,857